World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate February 28, 2013	Exhibit 99.1

Dates Covered
Collections Period	02/01/13- 02/28/13
Interest Accrual Period	02/15/13 - 03/14/13
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/13	623,937,029.40	35,600
Yield Supplement Overcollateralization Amount at 01/31/13	12,661,756.22	0

Receivables Balance at 01/31/13	636,598,785.62	35,600
Principal Payments	18,052,524.47	976
Defaulted Receivables	1,024,936.57	50
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/13	12,123,301.18	0

Pool Balance at 02/28/13	605,398,023.40	34,574

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	6,331,514.51	512
Past Due 61-90 days	1,218,964.28	83
Past Due 91 + days	432,701.04	22

Total	7,983,179.83	617

Total 31+ Delinquent as % Ending Pool Balance	1.32%

Recoveries	604,059.68
Aggregate Net Losses/(Gains) - February 2013	420,876.89

Overcollateralization Target Amount	27,242,911.05
Actual Overcollateralization	24,048,102.19

Weighted Average APR	4.06%
Weighted Average APR, Yield Adjusted	5.03%
Weighted Average Remaining Term	55.87

Flow of Funds	$ Amount
Collections	20,711,022.03
Advances	(14,883.11)
Investment Earnings on Cash Accounts	1,421.23
Servicing Fee	(530,498.99)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	20,167,061.16

Distributions of Available Funds
(1) Class A Interest	256,095.66
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	19,898,296.73
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	20,167,061.16

Servicing Fee	530,498.99
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 02/15/13	601,248,217.94
Principal Paid	19,898,296.73
Note Balance @ 03/15/13	581,349,921.21

Class A-1
Note Balance @ 02/15/13	85,391,217.94
Principal Paid	19,898,296.73
Note Balance @ 03/15/13	65,492,921.21
Note Factor @ 03/15/13	38.9838817%

Class A-2
Note Balance @ 02/15/13	218,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	218,000,000.00
Note Factor @ 03/15/13	100.0000000%

Class A-3
Note Balance @ 02/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	176,000,000.00
Note Factor @ 03/15/13	100.0000000%

Class A-4
Note Balance @ 02/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	107,515,000.00
Note Factor @ 03/15/13	100.0000000%

Class B
Note Balance @ 02/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 03/15/13	14,342,000.00
Note Factor @ 03/15/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	268,764.43
Total Principal Paid	19,898,296.73

Total Paid	20,167,061.16

Class A-1
Coupon	0.24000%
Interest Paid	15,939.69
Principal Paid	19,898,296.73

Total Paid to A-1 Holders	19,914,236.42

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	0.00

Total Paid to A-2 Holders	78,116.67

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3930126
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.0971603

Total Distribution Amount	29.4901729

A-1 Interest Distribution Amount	0.0948791
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	118.4422424

Total A-1 Distribution Amount	118.5371215

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 01/31/13	91,410.71
Balance as of 02/28/13	76,527.60
Change	(14,883.11)

Reserve Account
Balance as of 02/15/13	1,748,995.36
Investment Earnings	116.91
Investment Earnings Paid	(116.91)
Deposit/(Withdrawal)	—
Balance as of 03/15/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36